SIGNIFICANT ACCOUNTING POLICIES (Details)		6 Months Ended			12 Months Ended
	Dec. 14, 2023 shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)
SIGNIFICANT ACCOUNTING POLICIES
Foreign currency transactions, description		The translation has been made at the rate of ¥7.0999 = US$1.00, the approximate exchange rate prevailing on December 31, 2023.	The translation has been made at the rate of ¥7.0999 = US$1.00, the approximate exchange rate prevailing on December 31, 2023.
Short-term investments		¥ 134,000,000.0			¥ 184,184,455	$ 18,866,554
Accrued interest income from short-term investment		2,400,000	$ 331,307		2,900,000
Allowance for credit losses		3,100,000				400,000
Contract assets and contract liabilities from contracts with customers
Contract costs		37,323,824			49,572,685	5,256,951
Contract liabilities		4,888,749			¥ 2,748,365	688,566
Shipping and handling expenses		4,547,115	640,448	¥ 4,021,899
Impairment loss | ¥		0		0
Accumulated impairment		834,975				117,604	$ 834,975
Revenue recognized		1,689,759	237,998	1,901,277
Number of warrants repurchased	17,953,269
Estimated warrant liability | $						$ 1,200,000
Post 2024 Reverse Stock Split
Contract assets and contract liabilities from contracts with customers
Number of warrants repurchased	997,404
Shipping and Handling
Contract assets and contract liabilities from contracts with customers
Shipping and handling expenses		¥ 342,878	$ 48,293	¥ 101,550
Minimum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life		2 years				2 years
Maximum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life		10 years				10 years
Motor vehicles | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life		3 years				3 years
Motor vehicles | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life		5 years				5 years
Office equipment and fixtures | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life		2 years				2 years
Office equipment and fixtures | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life		5 years				5 years
Equipment
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life		10 years				10 years
Utilities and Facilities
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life		20 years				20 years